FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$59.7	$-	$59.7

Marketable securities:
Government and corporate debentures - fixed interest rate	-	3,008.9	3,008.9
Government-sponsored enterprises debentures	-	475.6	475.6
Government and corporate debentures - floating interest rate	-	184.4	184.4
Foreign currency derivative contracts	-	0.7	0.7

Total financial assets	$59.7	$3,669.6	$3,729.3

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$50.2	$-	$50.2
Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,997.3	2,997.3
Government-sponsored enterprises debentures	-	609.8	609.8
Government and corporate debentures - floating interest rate	-	122.9	122.9
Foreign currency derivative contracts	-	(0.8)	(0.8)

Total financial assets, net	$50.2	$3,729.2	$3,779.4